Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	1.89660%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,067,779.21

Principal:
Principal Collections	$27,602,362.42
Prepayments in Full	$12,743,735.27
Liquidation Proceeds	$566,004.09
Recoveries	$116,513.04
Sub Total	$41,028,614.82
Collections	$43,096,394.03

Purchase Amounts:
Purchase Amounts Related to Principal	$146,947.76
Purchase Amounts Related to Interest	$575.14
Sub Total	$147,522.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,243,916.93

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,243,916.93
Servicing Fee	$884,598.16	$884,598.16	$0.00	$0.00	$42,359,318.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,359,318.77
Interest - Class A-2a Notes	$214,363.16	$214,363.16	$0.00	$0.00	$42,144,955.61
Interest - Class A-2b Notes	$130,262.60	$130,262.60	$0.00	$0.00	$42,014,693.01
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$41,386,355.51
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$41,169,555.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,169,555.51
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$41,081,542.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,081,542.18
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$41,018,400.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,018,400.18
Regular Principal Payment	$37,427,765.17	$37,427,765.17	$0.00	$0.00	$3,590,635.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,590,635.01
Residual Released to Depositor	$0.00	$3,590,635.01	$0.00	$0.00	$0.00
Total		$43,243,916.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,427,765.17
Total					$37,427,765.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,743,669.29	$66.86	$214,363.16	$0.54	$26,958,032.45	$67.40
Class A-2b Notes	$10,684,095.88	$66.86	$130,262.60	$0.82	$10,814,358.48	$67.68
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$37,427,765.17	$23.81	$1,340,918.59	$0.85	$38,768,683.76	$24.66

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$193,410,366.62	0.4835259	$166,666,697.33	0.4166667
Class A-2b Notes	$77,267,441.45	0.4835259	$66,583,345.57	0.4166667
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$936,267,808.07	0.5956698	$898,840,042.90	0.5718576

Pool Information
Weighted Average APR	2.404%	2.395%
Weighted Average Remaining Term	44.48	43.63
Number of Receivables Outstanding	51,927	50,888
Pool Balance	$1,061,517,790.98	$1,019,803,673.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$975,036,196.47	$936,982,719.54
Pool Factor	0.6178715	0.5935912

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$82,820,953.90
Targeted Overcollateralization Amount	$120,963,630.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$120,963,630.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$655,068.00
(Recoveries)		73	$116,513.04
Net Loss for Current Collection Period			$538,554.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6088%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7664%
Second Prior Collection Period			0.7019%
Prior Collection Period			0.4623%
Current Collection Period			0.6210%
Four Month Average (Current and Prior Three Collection Periods)			0.6379%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1665	$6,528,332.22
(Cumulative Recoveries)			$433,171.45
Cumulative Net Loss for All Collection Periods			$6,095,160.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3548%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,920.92
Average Net Loss for Receivables that have experienced a Realized Loss			$3,660.76

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	345	$8,036,130.41
61-90 Days Delinquent	0.08%	30	$812,930.72
91-120 Days Delinquent	0.03%	11	$308,315.51
Over 120 Days Delinquent	0.03%	10	$290,635.72
Total Delinquent Receivables	0.93%	396	$9,448,012.36

Repossession Inventory:
Repossessed in the Current Collection Period		48	$1,113,518.39
Total Repossessed Inventory		67	$1,643,651.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1422%
Prior Collection Period			0.1541%
Current Collection Period			0.1002%
Three Month Average			0.1321%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month Trigger
1-12 0.90%
13-24 1.70%
25-36 3.00%
37+ 4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1384%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer